RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2023
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS
20	RELATED PARTY TRANSACTIONS

The Company’s policy is to conduct all transactions and settle all balances with related parties on market terms and conditions for those in the normal course of business. Transactions between the Company and its consolidated entities have been eliminated on consolidation and are not disclosed in this note.

Key Management Personnel

The Company’s key management personnel are comprised of members of the Board and the executive team which consists of the Chief Executive Officer, Chief Financial Officer, Chief Operating Officer, Chief Strategy Officer and Chief Technology Officer. Two key management employees are also shareholders in the Company.

Transactions with Shareholders, Key Management Personnel and Members of the Board of Directors

Transactions recorded in the consolidated statements of loss and comprehensive income (loss) between the Company and its shareholders, key management personnel and Board of Directors are set out in aggregate as follows:

	Year Ended December 31,
	2023	2022
Revenue	—	101
Salaries and subcontractors	(4,255)	(4,088)
Share based compensation	(1,688)	(2,769)
Professional fees	(163)	(44)
Other operational costs	—	(228)
	(6,106)	(7,028)

Transactions with Wild Streak and Spin Vendors

Certain vendors in the sale of Wild Streak and Spin subsequently became employees of the Company. Transactions recorded in the consolidated statements of loss and comprehensive income (loss) between the Company and these employees are set out in aggregate as follows:

	Year Ended December 31,
	2023	2022
Salaries and subcontractors	(2,292)	(1,326)
Share based compensation	(74)	(62)
(Loss) gain on remeasurement of deferred consideration	(440)	804
Interest and financing fees	(403)	(316)
	(3,209)	(900)

20RELATED PARTY TRANSACTIONS (CONTINUED)

Balances due to/from key management personnel, Board of Directors and Wild Streak and Spin vendors who subsequently became employees of the Company are set out in aggregate as follows:

	As at	As at
	December 31,	December 31,
	2023	2022
Consolidated statements of financial position
Trade and other receivables	40	8
Trade payables and other liabilities	(1,945)	(2,019)
Deferred consideration - current	(1,513)	(1,176)
Deferred consideration - non-current	(1,426)	(2,121)
Net related party payable	(4,844)	(5,308)

Other transactions with key management personnel, Board of Directors and Wild Streak and Spin vendors who subsequently became employees of the Company are set out in aggregate as follows:

	Year Ended December 31,
	2023	2022
Consolidated statements of changes in equity
Shares issued as deferred consideration to Wild Streak Vendors
Shares to be issued	(3,491)	(6,764)
Share capital	3,491	6,764
Shares issued as consideration to Spin Vendors
Share capital	1,104	1,426
Net movement in equity	1,104	1,426

	As at	As at
	December 31,	December 31,
	2023	2022
Consolidated statements of cash flows
Consideration paid upon business combination	—	(8,488)
Prepaid consideration	—	(821)
Repayment of loans	—	(94)
Net cash outflow	—	(9,403)